Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of Basic and Diluted EPS
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Six months ended June 30,
(in thousands of $)	2026	2025
Net income attributable to stockholders of Golar LNG Limited - basic and diluted	121,843	23,836

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Six months ended June 30,
(in thousands of $)	2026	2025
Basic:
Weighted average number of common shares outstanding	101,199	104,655

Dilutive:
Dilutive impact of share options and RSUs	396	807
Dilutive impact of 2025 Convertible Bonds (1)	9,995	55
Weighted average number of common shares outstanding	111,590	105,517
EPS are as follows:

	Six months ended June 30,
	2026	2025
Basic earnings per share ($)	$1.20	$0.23
Diluted earnings per share ($)	$1.09	$0.23
(1) On June 30, 2025, we issued $575 million of 2.75% convertible senior unsecured notes (the “2025 Convertible Bonds”), maturing December 15, 2030. The initial conversion rate is 17.3834 common shares per $1,000 principal amount of the bonds, equivalent to conversion price of approximately $57.53 per common share. The time-weighted potential dilutive impact of the issuance using the if-converted method has been reflected above.